DERIVATIVE LIABILITY ON CONVERTIBLE DEBT (Details) - USD ($)		Jan. 02, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Convertible debt, Face value					$ 415,694
Convertible debt derivative liability		$ 2,261,039	$ 1,182,750	$ 255,294	458,072
Sky [Member]
Convertible debt, Face value					285,675
Convertible debt derivative liability					394,645
Sky [Member] | Promissory note 1 [Member]
Convertible debt, Face value	[1],[2],[3],[4]				15,000
Convertible debt derivative liability	[1],[2],[3],[4]				27,000
Sky [Member] | Promissory note 2 [Member]
Convertible debt, Face value	[4],[5]				14,975
Convertible debt derivative liability	[4],[5]				26,955
Sky [Member] | Promissory note 3 [Member]
Convertible debt, Face value	[4],[5]				80,700
Convertible debt derivative liability	[4],[5]				145,260
Sky [Member] | Promissory note 4 [Member]
Convertible debt, Face value	[4],[5]				80,000
Convertible debt derivative liability	[4],[5]				144,000
Sky [Member] | Promissory note 5 [Member]
Convertible debt, Face value	[4],[5]				7,000
Convertible debt derivative liability	[4],[5]				12,600
Sky [Member] | Promissory note 6 [Member]
Convertible debt, Face value	[4],[5]				3,000
Convertible debt derivative liability	[4],[5]				5,400
Sky [Member] | Promissory note 7 [Member]
Convertible debt, Face value	[4]				5,000
Convertible debt derivative liability	[4]				800
Sky [Member] | Promissory note 8 [Member]
Convertible debt, Face value	[4]				80,000
Convertible debt derivative liability	[4]				17,600
Alpha [Member]
Convertible debt, Face value					50,000
Convertible debt derivative liability					10,000
Alpha [Member] | Promissory note [Member]
Convertible debt, Face value	[6]				50,000
Convertible debt derivative liability	[6]				10,000
East Six Opportunity Fund LLC [Member] | Promissory note [Member]
Convertible debt, Face value	[6]				25,000
Convertible debt derivative liability	[6]				5,000
Oscaleta [Member]
Convertible debt, Face value					55,019
Convertible debt derivative liability					11,004
Oscaleta [Member] | Promissory note 1 [Member]
Convertible debt, Face value	[6]				30,019
Convertible debt derivative liability	[6]				6,004
Oscaleta [Member] | Promissory note 2 [Member]
Convertible debt, Face value	[6]				25,000
Convertible debt derivative liability	[6]				$ 5,000

[1]	(A) Assigned by Equity Markets Advisory Inc.
[2]	(B) Convertible into ICNB common stock at a Conversion Price equal to the lesser of (1) $2.50 per share or (2) 50% discount from the lowest closing bid price during the 30 days prior to the Notice of Conversion. See Note 8 (Derivative Liability).
[3]	(D) On December 7, 2016, the Conversion Price on these notes was amended to $0.375 per share. See Note 8 (Derivative Liability).
[4]	(H) In November 2017, the Conversion Price was amended to $0.625 per share and the due date was amended to September 30, 2018.
[5]	(C) Convertible into ICNB common stock at a Conversion Price equal to a 50% discount to market. See Note 8 (Derivative Liability).
[6]	(G) Convertible into ICNB common stock at a Conversion Price of $2.50 per share. Contains down round? price protection. See Note 8 (Derivative Liability).